TIAA-CREF LIFESTYLE FUNDS – Lifestyle Income Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

FIXED INCOME—39.9%
1,779,316	TIAA-CREF Core Bond Fund	$19,181,029
1,752,138	TIAA-CREF Core Plus Bond Fund	19,168,392
	TOTAL FIXED INCOME	38,349,421

INTERNATIONAL EQUITY—6.0%
21,825	Nuveen International Growth Fund	1,244,887
55,432	TIAA-CREF Emerging Markets Equity Fund	786,021
126,345	TIAA-CREF International Equity Fund	1,703,127
68,200	TIAA-CREF International Opportunities Fund	1,243,283
69,445	TIAA-CREF Quant International Small-Cap Equity Fund	782,646
	TOTAL INTERNATIONAL EQUITY	5,759,964

SHORT-TERM FIXED INCOME—39.9%
3,658,982	TIAA-CREF Short-Term Bond Fund	38,419,315
	TOTAL SHORT-TERM FIXED INCOME	38,419,315

U.S. EQUITY—14.1%
147,127	Nuveen Dividend Value Fund	2,098,026
40,323	Nuveen Santa Barbara Dividend Growth Fund	1,902,059
112,939	TIAA-CREF Growth & Income Fund	1,910,920
91,229	TIAA-CREF Large-Cap Growth Fund	2,120,167
43,340	TIAA-CREF Large-Cap Growth Index Fund	2,121,912
106,646	TIAA-CREF Large-Cap Value Fund	2,094,536
30,195	TIAA-CREF Quant Small-Cap Equity Fund	639,838
45,642	TIAA-CREF Quant Small/Mid-Cap Equity Fund	719,315
	TOTAL U.S. EQUITY	13,606,773

	TOTAL AFFILIATED INVESTMENT COMPANIES	96,135,473
	(Cost $90,274,355)

	TOTAL INVESTMENTS—99.9%	96,135,473
	(Cost $90,274,355)
	OTHER ASSETS & LIABILITIES, NET—0.1%	51,352
	NET ASSETS—100.0%	$96,186,825

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.
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TIAA-CREF LIFESTYLE FUNDS – Lifestyle Conservative Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE CONSERVATIVE FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

FIXED INCOME—39.7%
3,228,251	TIAA-CREF Core Bond Fund	$34,800,548
9,537,182	TIAA-CREF Core Plus Bond Fund	104,336,772
	TOTAL FIXED INCOME	139,137,320

INTERNATIONAL EQUITY—11.9%
157,852	Nuveen International Growth Fund	9,003,867
404,728	TIAA-CREF Emerging Markets Equity Fund	5,739,043
918,413	TIAA-CREF International Equity Fund	12,380,213
493,294	TIAA-CREF International Opportunities Fund	8,992,748
503,335	TIAA-CREF Quant International Small-Cap Equity Fund	5,672,584
	TOTAL INTERNATIONAL EQUITY	41,788,455

SHORT-TERM FIXED INCOME—19.9%
6,644,314	TIAA-CREF Short-Term Bond Fund	69,765,300
	TOTAL SHORT-TERM FIXED INCOME	69,765,300

U.S. EQUITY—28.3%
1,069,344	Nuveen Dividend Value Fund	15,248,843
293,387	Nuveen Santa Barbara Dividend Growth Fund	13,839,058
817,769	TIAA-CREF Growth & Income Fund	13,836,656
664,111	TIAA-CREF Large-Cap Growth Fund	15,433,931
313,789	TIAA-CREF Large-Cap Growth Index Fund	15,363,107
776,404	TIAA-CREF Large-Cap Value Fund	15,248,570
219,320	TIAA-CREF Quant Small-Cap Equity Fund	4,647,384
332,162	TIAA-CREF Quant Small/Mid-Cap Equity Fund	5,234,879
	TOTAL U.S. EQUITY	98,852,428

	TOTAL AFFILIATED INVESTMENT COMPANIES	349,543,503
	(Cost $314,648,788)

	TOTAL INVESTMENTS—99.8%	349,543,503
	(Cost $314,648,788)
	OTHER ASSETS & LIABILITIES, NET—0.2%	676,161
	NET ASSETS—100.0%	$350,219,664

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.
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TIAA-CREF LIFESTYLE FUNDS – Lifestyle Moderate Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE MODERATE FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.7%[a]

FIXED INCOME—39.6%
21,450,071	TIAA-CREF Core Plus Bond Fund	$234,663,777
	TOTAL FIXED INCOME	234,663,777

INTERNATIONAL EQUITY—17.9%
398,503	Nuveen International Growth Fund	22,730,596
1,022,398	TIAA-CREF Emerging Markets Equity Fund	14,497,607
2,325,679	TIAA-CREF International Equity Fund	31,350,157
1,247,738	TIAA-CREF International Opportunities Fund	22,746,260
1,273,710	TIAA-CREF Quant International Small-Cap Equity Fund	14,354,708
	TOTAL INTERNATIONAL EQUITY	105,679,328

U.S. EQUITY—42.2%
2,701,841	Nuveen Dividend Value Fund	38,528,256
741,030	Nuveen Santa Barbara Dividend Growth Fund	34,954,403
2,073,502	TIAA-CREF Growth & Income Fund	35,083,651
1,677,260	TIAA-CREF Large-Cap Growth Fund	38,979,533
793,558	TIAA-CREF Large-Cap Growth Index Fund	38,852,617
1,962,031	TIAA-CREF Large-Cap Value Fund	38,534,294
554,394	TIAA-CREF Quant Small-Cap Equity Fund	11,747,610
841,430	TIAA-CREF Quant Small/Mid-Cap Equity Fund	13,260,942
	TOTAL U.S. EQUITY	249,941,306

	TOTAL AFFILIATED INVESTMENT COMPANIES	590,284,411
	(Cost $509,688,680)

	TOTAL INVESTMENTS—99.7%	590,284,411
	(Cost $509,688,680)
	OTHER ASSETS & LIABILITIES, NET—0.3%	1,745,904
	NET ASSETS—100.0%	$592,030,315

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.
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TIAA-CREF LIFESTYLE FUNDS – Lifestyle Growth Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

FIXED INCOME—19.8%
5,511,194	TIAA-CREF Core Plus Bond Fund	$60,292,461
	TOTAL FIXED INCOME	60,292,461

INTERNATIONAL EQUITY—23.8%
273,788	Nuveen International Growth Fund	15,616,895
698,286	TIAA-CREF Emerging Markets Equity Fund	9,901,692
1,590,932	TIAA-CREF International Equity Fund	21,445,762
856,557	TIAA-CREF International Opportunities Fund	15,615,031
874,617	TIAA-CREF Quant International Small-Cap Equity Fund	9,856,934
	TOTAL INTERNATIONAL EQUITY	72,436,314

U.S. EQUITY—56.2%
1,851,401	Nuveen Dividend Value Fund	26,400,983
507,411	Nuveen Santa Barbara Dividend Growth Fund	23,934,556
1,422,835	TIAA-CREF Growth & Income Fund	24,074,360
1,147,535	TIAA-CREF Large-Cap Growth Fund	26,668,711
545,707	TIAA-CREF Large-Cap Growth Index Fund	26,717,807
1,342,282	TIAA-CREF Large-Cap Value Fund	26,362,416
379,881	TIAA-CREF Quant Small-Cap Equity Fund	8,049,686
574,487	TIAA-CREF Quant Small/Mid-Cap Equity Fund	9,053,909
	TOTAL U.S. EQUITY	171,262,428

	TOTAL AFFILIATED INVESTMENT COMPANIES	303,991,203
	(Cost $254,614,338)

	TOTAL INVESTMENTS—99.8%	303,991,203
	(Cost $254,614,338)
	OTHER ASSETS & LIABILITIES, NET—0.2%	655,088
	NET ASSETS—100.0%	$304,646,291

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.
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TIAA-CREF LIFESTYLE FUNDS – Lifestyle Aggressive Growth Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

INTERNATIONAL EQUITY—29.7%
239,328	Nuveen International Growth Fund	$13,651,275
609,703	TIAA-CREF Emerging Markets Equity Fund	8,645,594
1,387,041	TIAA-CREF International Equity Fund	18,697,307
748,174	TIAA-CREF International Opportunities Fund	13,639,211
761,580	TIAA-CREF Quant International Small-Cap Equity Fund	8,583,010
	TOTAL INTERNATIONAL EQUITY	63,216,397

U.S. EQUITY—70.2%
1,614,077	Nuveen Dividend Value Fund	23,016,744
442,091	Nuveen Santa Barbara Dividend Growth Fund	20,853,442
1,239,891	TIAA-CREF Growth & Income Fund	20,978,951
1,001,233	TIAA-CREF Large-Cap Growth Fund	23,268,661
475,260	TIAA-CREF Large-Cap Growth Index Fund	23,268,736
1,171,028	TIAA-CREF Large-Cap Value Fund	22,998,989
331,031	TIAA-CREF Quant Small-Cap Equity Fund	7,014,539
501,846	TIAA-CREF Quant Small/Mid-Cap Equity Fund	7,909,100
	TOTAL U.S. EQUITY	149,309,162

	TOTAL AFFILIATED INVESTMENT COMPANIES	212,525,559
	(Cost $173,103,691)

	TOTAL INVESTMENTS—99.9%	212,525,559
	(Cost $173,103,691)
	OTHER ASSETS & LIABILITIES, NET—0.1%	206,487
	NET ASSETS—100.0%	$212,732,046

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.
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TIAA-CREF Lifestyle Funds - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Investments in registered investment companies: Investments in investment companies are valued at their respective net asset value on the valuation date and are generally classified as Level 1.

As of February 28, 2021, all of the investments in the Funds were valued based on Level 1 inputs.

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